EQUITY - Capital (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Authorized capital	1,850,000,000
Preferred shares
EQUITY
Percentage of increase in amount allocated to common share	10.00%	10.00%	10.00%
Number of consecutive financial years to which minimum dividend to be paid	3 years
Maximum | Preferred shares
EQUITY
Proportion of non-vesting or restricted-voting preferred shares as percentage of total shares	0.67%